Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from operating leases	$ 14,245	$ 156,582
ROU assets recognized in exchange for lease obligations: Operating leases		$ 28,137